NOTE 14 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 2, 2018, the date the financial statements were issued, and determined that there were no other material events to disclose, other than the followings:

In February 2018, the Company adopted the Acacia Diversified Holdings, Inc. 2018 Stock Grant and Option Plan (“2018 Plan”). The purpose of the 2018 Plan is to offer selected employees, directors and consultants an opportunity to acquire a proprietary interest in the success of the Company. Awards that can be granted from the 2018 Plan include registered shares, restricted shares and options as well as the direct award or sale of shares of the Company’s common stock. The aggregate number of shares which  may be issued or transferred pursuant to an award shall not exceed 5,000,000 shares of authorized common stock of the Company. Subsequent to the adoption of the 2018 Plan, the Company filed Form S-8 with the Securities and Exchange Commission to register 1,000,000 shares of the Company’s common stock pursuant to a one-year consulting agreement beginning in February 2018. The board of directors also approved the Company issue 500,000 shares to the consultant to begin the agreement.

During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company’s consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid on March 1, 2018 through issuance of 36,018 shares of the Company’s common stock to the director.

On March 1, 2018, the Company also issued its SEC counsel 15,000 shares of the Company’s common stock for services to be performed in 2018.

On March 1, 2018, the Company also issued an unrelated party 2,000 shares of the Company’s common stock pursuant to a licensing agreement the Company entered into with this party in August 2016.

On March 19, 2018, the Company entered into a promissory note agreement with its CEO for a working capital advance of $12,000. The note bears interest at 8% per annum and is due in 60 days.

On March 26, 2018, the Company entered into a promissory note agreement with its CEO for a working capital advance of $40,000. The note bears interest at 8% per annum and is due in 60 days.

On March 30, 2018, the Company entered into a promissory note agreement with its CEO for a working capital advance of $20,000. The note bears interest at 8% per annum and is due in 60 days.